Defined benefit plans (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Defined Benefit Plans
	2018	2017
Retirement benefit plans	3,714	3,657
Other post-employment benefit plans	275	293
Total defined benefit plans	3,989	3,950

Retirement benefit plans in surplus	-	55
Other post-employment benefit plans in surplus	-	-
Total defined benefit assets	-	55

Retirement benefit plans in deficit	3,714	3,712
Other post-employment benefit plans in deficit	275	293
Total defined benefit liabilities	3,989	4,005

Summary of Movements of Defined Benefit Plans
		2018			2017
Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
At January 1	3,657	293	3,950	4,453	314	4,767
Defined benefit expenses	192	13	206	242	19	262
Remeasurements of defined benefit plans	157	(23)	134	(233)	10	(224)
Contributions paid	(234)	-	(234)	(163)	-	(163)
Benefits paid	(99)	(19)	(118)	(108)	(19)	(128)
Net exchange differences	37	11	47	(133)	(31)	(164)
Other	5	-	5	(400)	-	(400)
At December 31	3,714	275	3,989	3,657	293	3,950

Summary of Amounts Recognized in Statement of Financial Positions

The amounts recognized in the statement of financial position are determined as follows:

		2018			2017
	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Present value of wholly or partly funded obligations	4,027	-	4,027	4,389	-	4,389
Fair value of plan assets	(3,525)	-	(3,525)	(3,622)	-	(3,622)
	502	-	502	767	-	767
Present value of wholly unfunded obligations [1]	3,212	275	3,487	2,890	293	3,183
At December 31	3,714	275	3,989	3,657	293	3,950
[1]

As all pension obligations are insured at subsidiary Aegon Levensverzekering almost all assets held by Aegon Nederland backing retirement benefits of EUR 2,568 million (2017: EUR 2,457 million) do not meet the definition of plan assets and as such were not deducted in calculating this amount. Instead, these assets are recognized as general account assets. Consequently, the return on these assets does not form part of the calculation of defined benefit expenses.

Summary of Fair Value of Plan Assets

The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2018 and 2017.

		2018			2017
Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	121	10	131	148	11	158
Net interest on the net defined benefit liability (asset)	87	8	96	99	10	109
Past service cost	(16)	(5)	(21)	(5)	(1)	(6)
Total defined benefit expenses	192	13	206	242	19	262

					2016
				Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost				127	13	140
Net interest on the net defined benefit liability (asset)				123	11	134
Past service cost				53	(2)	50
Total defined benefit expenses				302	22	324

Summary of Breakdown of Plan Assets for Retirement of Benefit Plans

		2018				2017
Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets
Equity instruments	106	5	111	3%	127	4	131	4%
Debt instrument	369	343	712	20%	397	411	809	22%
Real estate	-	111	111	3%
Derivatives	-	149	149	4%	-	254	254	7%
Investment funds	11	1,945	1,956	55%	5	2,027	2,032	56%
Structured securities	-	-	-	0%	-	-	-	0%
Other	14	471	484	14%	25	372	397	11%
At December 31	500	3,025	3,525	100%	554	3,068	3,622	100%

Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations

The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2018	2017
Demographic actuarial assumptions
Mortality	UK mortality table 1)	UK mortality table 2)

Financial actuarial assumptions
Discount rate	2.94%	2.56%
Price inflation	3.32%	3.29%

[1]	Club Vita tables based on analysis of Scheme membership CMI 2017 1.5%/1.25% p.a. (males/females)

[2]	Club Vita tables based on analysis of Scheme membership CMI 2014 1.5%/1.25% p.a. (males/females)

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the
	defined benefit obligation
	2018	2017
Demographic actuarial assumptions
10% increase in mortality rates	(34)	(44)
10% decrease in mortality rates	38	50

Financial actuarial assumptions
100 basis points increase in discount rate	(235)	(299)
100 basis points decrease in discount rate	313	412
100 basis points increase in price inflation	119	169
100 basis points decrease in price inflation	(192)	(248)

Commissions and expenses [member]
Statement [LineItems]
Summary of Movements of Defined Benefit Plans
Movements during the year of the present value of the defined benefit obligations	2018	2017
At January 1	7,572	8,560
Acquisition of subsidiary	-	-
Current year service cost	131	158
Interest expense	213	230
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	(28)	30
- Actuarial gains and losses arising from changes in financial assumptions	(102)	29
Past service cost	(21)	(6)
Contributions by plan participants	11	12
Benefits paid	(409)	(523)
Net exchange differences	144	(519)
Other	5	(400)
At December 31	7,514	7,572

Movements during the year in plan assets for retirement benefit plans	2018	2017
At January 1	3,622	3,793
Interest income (based on discount rate)	117	121
Remeasurements of the net defined liability (asset)	(264)	283
Contributions by employer	245	175
Benefits paid	(291)	(396)
Net exchange differences	96	(355)
At December 31	3,525	3,622

Aegon United Kingdom [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations

The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2018	2017

Demographic actuarial assumptions
Mortality	US mortality table[1]	US mortality table[2]

Financial actuarial assumptions
Discount rate[3]	4.22%/4.05%	3.55%
Salary increase rate	3.85%	3.85%
Health care trend rate	7.00%	7.40%
[1]	U.S. Society of Actuaries RP2014 mortality table with Scale MP2018.
[2]	U.S. Society of Actuaries RP2014 mortality table with Scale MP2017.
[3]	Aegon USA has separate discount rates beginning with 2018 – 4.22% for all pension plans and 4.05% for post retirement welfare plan.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation
	2018	2017

Demographic actuarial assumptions
10% increase in mortality rates	(70)	(76)
10% decrease in mortality rates	77	83

Financial actuarial assumptions
100 basis points increase in discount rate	(351)	(402)
100 basis points decrease in discount rate	430	498
100 basis points increase in salary increase rate	29	38
100 basis points decrease in salary increase rate	(26)	(33)
100 basis points increase in health care trend rate	12	15
100 basis points decrease in health care trend rate	(11)	(13)

Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period

Target allocation of plan assets for retirement benefit plans for the next annual period is:
Equity instruments	33%
Debt instruments	68%

Aegon United States of America [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations

Target allocation of plan assets for retirement benefit plans for the next annual period is:
Equity instruments	19-28%
Debt instruments	47-58%
Other	20-28%

Aegon Nederland N.V. [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations

The principal actuarial assumptions that apply for the year-ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2018	2017
Demographic actuarial assumptions
Mortality	NL mortality table [1]	NL mortality table [1]

Financial actuarial assumptions
Discount rate	1.74%	2.09%
Salary increase rate [2]	Curve 2018	Curve 2017
Indexation [3]	57.75% of Curve 2018	44.10% of Curve 2017

[1]	Based on prospective mortality table of the Dutch Actuarial Society with minor methodology adjustments.
[2]	Based on Dutch Consumer Price Index.
[3]	Based on Dutch Consumer Price Index.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions of the retirement benefit plan would have the following effects per year-end:

	Estimated approximate effects on the defined benefit obligation
	2018	2017
Demographic actuarial assumptions
10% increase in mortality rates	(81)	(69)
10% decrease in mortality rates	90	77

Financial actuarial assumptions
100 basis points increase in discount rate	(534)	(447)
100 basis points decrease in discount rate	733	605
100 basis points increase in salary increase rate	18	4
100 basis points decrease in salary increase rate	(18)	(4)
25 basis points increase in indexation	167	140
25 basis points decrease in indexation	(152)	(128)